Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,811	$ 2,622	$ 1,797	$ 2,795
Provision for credit losses
Originations	127	153	283	360
Maturities	(176)	(268)	(389)	(572)
Changes in risk, parameters and exposures	(197)	(28)	(128)	58
Write-offs	(26)	(51)	(49)	(149)
Recoveries	11	15	28	27
Exchange rate and other	(9)	(132)	(1)	(208)
Balance at end of period	1,541	2,311	1,541	2,311
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	580	895	566	995
Provision for credit losses
Transfers to Stage 1	160	126	268	255
Transfers to Stage 2	(23)	(40)	(41)	(87)
Transfers to Stage 3	(1)	(1)	(2)	(2)
Originations	127	153	283	360
Maturities	(92)	(133)	(198)	(298)
Changes in risk, parameters and exposures	(267)	(194)	(396)	(401)
Exchange rate and other	(1)	(42)	3	(58)
Balance at end of period	483	764	483	764
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	765	1,145	794	1,132
Provision for credit losses
Transfers to Stage 1	(158)	(123)	(265)	(252)
Transfers to Stage 2	23	52	41	113
Transfers to Stage 3	(23)	(22)	(27)	(37)
Maturities	(84)	(135)	(191)	(274)
Changes in risk, parameters and exposures	64	163	224	420
Exchange rate and other	3	(56)	14	(78)
Balance at end of period	590	1,024	590	1,024
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	466	582	437	668
Provision for credit losses
Transfers to Stage 1	(2)	(3)	(3)	(3)
Transfers to Stage 2		(12)		(26)
Transfers to Stage 3	24	23	29	39
Changes in risk, parameters and exposures	6	3	44	39
Write-offs	(26)	(51)	(49)	(149)
Recoveries	11	15	28	27
Exchange rate and other	(11)	(34)	(18)	(72)
Balance at end of period	$ 468	$ 523	$ 468	$ 523